BORROWINGS - Type of short-term (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Short-term borrowings	¥ 6,933,899	¥ 13,583,774
Credit Loans
BORROWINGS
Short-term borrowings	1,014,952
Letter of Credit
BORROWINGS
Short-term borrowings	835,000
Guaranteed By Subsidiaries Within The Group
BORROWINGS
Short-term borrowings	2,046,153
Guaranteed By Third Party
BORROWINGS
Short-term borrowings	1,000
Financings associated with failed sale-leaseback transactions
BORROWINGS
Short-term borrowings	1,588,232
Collateralized on buildings and equipment of the Group and shareholders of the Group
BORROWINGS
Short-term borrowings	766,932
Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group
BORROWINGS
Short-term borrowings	¥ 681,630